Other disclosures - Credit Risk - Loans and advances at amortised cost by stage (Details) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2019 GBP (£)		Jun. 30, 2018 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 681,214	[1]		£ 658,934	[2]
Coverage ratio	0.01
Credit impairment charges and other provisions	£ 928		£ 571	£ 1,468
Loan loss rate	0.0054			0.011
Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 688,040	[1]		£ 665,975	[3]
Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 6,826	[1]		£ 7,041	[3]
Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.001
Loan loss rate				0.001
Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 613,488	[1]		£ 591,215	[3]
Stage 1 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 796	[1]		£ 787	[3]
Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.041
Loan loss rate				0.044
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 65,636	[1]		£ 65,573	[3]
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,712	[1]		£ 2,865	[3]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.372
Loan loss rate				0.369
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,916	[1]		£ 9,187	[3]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,318	[1]		3,389	[3]
Head Office [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions	15		(5)
Barclays UK [member] | Operating segments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions	421		415
Barclays International [member] | Operating segments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions	492		£ 161
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 339,319			£ 326,406
Coverage ratio	0.019			0.02
Credit impairment charges and other provisions	£ 892	[4]		£ 1,590
Loan loss rate	0.0052	[4]		0.0048
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 345,848			£ 333,176
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,529			6,770
Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 291,768			£ 280,538
Coverage ratio	0.002			0.002
Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 292,460			£ 281,226
Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	692			688
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 42,424			£ 40,732
Coverage ratio	0.057			0.062
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 44,975			£ 43,447
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,551			2,715
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,127			£ 5,136
Coverage ratio	0.391			0.396
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,413			£ 8,503
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,286			3,367
Loans and advances [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 201,529			£ 198,774
Coverage ratio	0.026			0.028
Credit impairment charges and other provisions	£ 802	[4]		£ 1,689
Loan loss rate	0.0078	[4]		0.0083
Loans and advances [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 206,974			£ 204,492
Loans and advances [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,445			£ 5,718
Loans and advances [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.003			0.003
Loans and advances [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 170,032			£ 168,135
Loans and advances [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 532			£ 544
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.072			0.079
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 31,374			£ 30,549
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,244			£ 2,401
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.479			0.477
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,568			£ 5,808
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,669			2,773
Loans and advances [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 137,790			£ 127,632
Coverage ratio	0.008			0.008
Credit impairment charges and other provisions	£ 90	[4]		£ (99)
Loan loss rate	0.0013	[4]		0
Loans and advances [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 138,874			£ 128,684
Loans and advances [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,084			£ 1,052
Loans and advances [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.001			0.001
Loans and advances [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 122,428			£ 113,091
Loans and advances [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 160			£ 144
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.023			0.024
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 13,601			£ 12,898
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 307			£ 314
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.217			0.22
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,845			£ 2,695
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	617			594
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,261			£ 7,722
Coverage ratio	0.048			0.045
Credit impairment charges and other provisions	£ 15	[4]		£ 15
Loan loss rate	0.004	[4]		0.0019
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,629			£ 8,084
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 368			£ 362
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.001			0.001
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 6,121			£ 6,510
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8			£ 9
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.075			0.074
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 611			£ 636
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 46			£ 47
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.35			0.326
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 897			£ 938
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	314			306
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,837			£ 2,926
Coverage ratio	0.013			0.013
Credit impairment charges and other provisions	£ 0	[4]		£ (31)
Loan loss rate	0	[4]		0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,874			£ 2,964
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 37			£ 38
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0			0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,834			£ 2,923
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0			£ 0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0			0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0			£ 0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0			£ 0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.925			0.927
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 40			£ 41
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	37			38
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 161,930			£ 160,506
Coverage ratio	0.016			0.017
Credit impairment charges and other provisions	£ 404	[4]		£ 830
Loan loss rate	0.005	[4]		0.0051
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 164,548			£ 163,230
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,618			£ 2,724
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.001			0.001
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 135,413			£ 134,911
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 180			£ 183
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.053			0.055
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 26,319			£ 25,279
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,395			£ 1,389
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.37			0.379
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,816			£ 3,040
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,043			1,152
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 32,449			£ 28,037
Coverage ratio	0.005			0.007
Credit impairment charges and other provisions	£ 8	[4]		£ 74
Loan loss rate	0.0005	[4]		0.0026
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 32,628			£ 28,240
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 179			£ 203
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.001			0.001
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 27,640			£ 22,824
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 14			£ 16
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.013			0.017
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,775			£ 4,144
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 50			£ 70
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.095			0.092
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,213			£ 1,272
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	115			117
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 32,338			£ 30,546
Coverage ratio	0.071			0.079
Credit impairment charges and other provisions	£ 383	[4]		£ 844
Loan loss rate	0.0222	[4]		0.0254
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 34,797			£ 33,178
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,459			£ 2,632
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.012			0.013
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 28,498			£ 26,714
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 344			£ 352
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.181			0.208
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,444			£ 4,634
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 803			£ 965
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.707			0.719
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,855			£ 1,830
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,312			1,315
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 102,504			£ 96,669
Coverage ratio	0.008			0.008
Credit impairment charges and other provisions	£ 82	[4]		£ (142)
Loan loss rate	0.0016	[4]		0
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 103,372			£ 97,480
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 868			£ 811
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.002			0.001
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 91,954			£ 87,344
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 146			£ 128
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.026			0.028
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9,826			£ 8,754
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 257			£ 244
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.292			0.318
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,592			£ 1,382
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	465			439
Off balance sheet loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 341,895	[5]		£ 332,528	[3]
Coverage ratio	0.001	[5]		0.001
Credit impairment charges and other provisions	£ 30	[4],[5]		£ (125)	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	342,192	[5]		332,799	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 297	[5]		£ 271	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0	[5]		0
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 321,028	[5]		£ 309,989	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 104	[5]		£ 99	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.008	[5]		0.007
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 20,661	[5]		£ 22,126	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 161	[5]		£ 150	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.064	[5]		0.032
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 503	[5]		£ 684	[2]
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	32	[5]		22	[2]
Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions	6	[1],[4]		3	[3]
Other financial assets subject to impairment [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	178,700			129,900
Other financial assets subject to impairment [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	22			12
Other financial assets subject to impairment [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	178,200			129,300
Other financial assets subject to impairment [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	14			£ 10
Other financial assets subject to impairment [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5
Other financial assets subject to impairment [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5

[1]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value thro ugh other comprehensive income and other assets . These have a total gross exposure of £ 178.7 bn and impairment allowance of £ 22 m. This comprises £ 14 m Expected Credit Loss ( ECL ) on £ 178.2 bn stage 1 a ssets, £ 3 m on £ 0.5 bn stage 2 fair value through other comprehen sive inc ome assets and £ 5 m on £ 5 m stage 3 other assets

[2]	Ex cludes loan commitments and financial guarantees of £ 11.7 bn carried at fair value
[3]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 129.9 bn and impairment allowance of £ 12 m. This comprises £ 10 m ECL on £ 129.3 bn stage 1 assets and £ 2 m on £ 0.6 bn stage 2 fair value through other comprehensive income assets

[4]

H119 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate. The loan loss rate for H 1 19 is 54 bps after applying the total impairment charge of £ 928 m

[5]	Ex cludes loan commitments and financial guarantees of £ 15.5 bn carried at fair value